Regulatory Matters - Schedule of Bank's Actual Capital Amounts And Ratios (Detail) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Regulatory Assets and Liabilities Disclosure [Abstract]
Total Capital to Risk Weighted Assets, Actual Amount	$ 34,396	$ 31,762
Tier 1 Capital to Risk Weighted Assets, Actual Amount	31,580	28,913
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Amount	31,580	28,913
Tier 1 Capital to Average Assets, Actual Amount	$ 31,580	$ 28,913
Total Capital to Risk Weighted Assets, Actual Ratio	0.1175	0.1210
Tier 1 Capital to Risk Weighted Assets, Actual Ratio	0.1079	0.1102
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Ratio	0.1079	0.1102
Tier 1 Capital to Average Assets, Actual Ratio	0.0943	0.1010
Total Capital to Risk Weighted Assets, Capital Adequacy Amount	$ 23,418	$ 20,999
Tier 1 Capital to Risk Weighted Assets, Capital Adequacy Amount	17,563	15,749
Common Equity Tier 1 Capital to Risk Weighted Assets, Capital Adequacy Amount	13,172	11,812
Tier 1 Capital to Average Assets, Capital Adequacy Amount	$ 13,399	$ 11,445
Total Capital to Risk Weighted Assets, Capital Adequacy Ratio	0.0800	0.0800
Tier 1 Capital to Risk Weighted Assets, Capital Adequacy Ratio	0.0600	0.0600
Common Equity Tier 1 Capital to Risk Weighted Assets, Capital Adequacy Ratio	0.0450	0.0450
Tier 1 Capital to Average Assets, Capital Adequacy Ratio	0.0400	0.0400
Total Capital to Risk Weighted Assets, To Be Well Capitalized Amount	$ 29,272	$ 26,249
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Amount	23,418	20,999
Common Equity Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Amount	19,027	17,062
Tier 1 Capital to Average Assets, To Be Well Capitalized Amount	$ 16,748	$ 14,306
Total Capital to Risk Weighted Assets, To Be Well Capitalized Ratio	0.1000	0.1000
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Ratio	0.0800	0.0800
Common Equity Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Ratio	0.0650	0.0650
Tier 1 Capital to Average Assets, To Be Well Capitalized Ratio	0.0500	0.0500